Statements of Changes in Stockholders’ Equity - USD ($)	Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock [1]	Additional Paid-in Capital	Accumulated Deficit
Balance, (in Shares) at Dec. 31, 2018		0	8,625,000
Balance, at Dec. 31, 2018	$ 17,627	$ 0	$ 863	$ 24,137	$ (7,373)
Net loss	(3,769)	$ 0	$ 0	0	(3,769)
Balance, (in Shares) at Dec. 31, 2019		0	8,625,000
Balance, at Dec. 31, 2019	13,858	$ 0	$ 863	24,137	(11,142)
Sale of 34,500,000 Units, net of underwriting discounts (in Shares)		34,500,000	0
Sale of 34,500,000 Units, net of underwriting discounts	325,530,915	$ 3,450	$ 0	325,527,465	0
Sale of 5,833,333 Founders’ Warrants (in Shares)		0	0
Sale of 5,833,333 Founders’ Warrants	8,750,000	$ 0	$ 0	8,750,000	0
Class A common stock subject to possible redemption (in Shares)		(32,914,985)	0
Class A common stock subject to possible redemption	(329,149,850)	$ (3,291)	$ 0	(329,146,559)	0
Net loss	(144,917)	$ 0	$ 0	0	(144,917)
Balance, (in Shares) at Dec. 31, 2020		1,585,015	8,625,000
Balance, at Dec. 31, 2020	$ 5,000,006	$ 159	$ 863	$ 5,155,043	$ (156,059)

[1]	As of December 31, 2019, this number included an aggregate of up to 1,125,000 shares that are subject to forfeiture if the over-allotment option was not exercised by the underwriters in full.